Schedule of investments
Delaware Ivy Government Securities Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 6.24%
Freddie Mac REMICs
Series 2611 HD 5.00% 5/15/23	65,286	$ 65,629
Series 4568 DA 3.00% 4/15/46	968,212	935,284
Series 4764 PA 3.00% 10/15/45	435,676	428,046
Series 4798 BA 4.00% 5/15/44	430,880	431,832
Series 4922 PA 2.50% 7/25/49	868,898	814,378
Series 4953 PC 2.00% 8/25/49	1,955,525	1,779,702
Series 5063 MA 1.50% 1/25/51	4,242,416	3,726,923
Series 5075 PM 1.00% 10/25/50	1,797,957	1,476,300
Series 5125 EM 1.50% 6/15/48	1,894,369	1,676,666

GNMA Series 2004-31 ZB 5.00% 4/20/34	1,063,158	1,100,249
Total Agency Collateralized Mortgage Obligations (cost $13,902,263)		12,435,009

Agency Commercial Mortgage-Backed Securities — 18.02%
Fannie Mae - Aces
Series 2016-M11 A2 2.369% 7/25/26	5,675,000	5,475,179
Series 2016-M6 A2 2.488% 5/25/26	1,985,378	1,921,996
Freddie Mac Multifamily Structured Pass Through Certificates
Series K047 A2 3.329% 5/25/25	2,443,605	2,434,633
Series K048 A2 3.284% 6/25/25	3,890,000	3,869,888
Series K061 X1 0.295% 11/25/26	119,560,339	877,023
Series K068 X1 0.558% 8/25/27	65,660,529	1,265,009
Series K071 X1 0.417% 11/25/27	19,132,668	257,708
Series K072 X1 0.493% 12/25/27	68,433,372	1,196,975
Series K076 A2 3.90% 4/25/28	4,000,000	4,074,445
Series K729 A2 3.136% 10/25/24	1,000,000	994,082
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series KGX1 X 0.214% 10/25/27	44,530,000	$ 271,606
Series KIR3 A2 3.281% 8/25/27	5,460,000	5,393,273
Series KSMC A2 2.615% 1/25/23	5,555,000	5,539,578
Series KW01 X1 1.106% 1/25/26	58,078,323	1,554,989
Series KW02 A1 2.896% 4/25/26	775,020	773,338
Total Agency Commercial Mortgage-Backed Securities (cost $38,694,585)		35,899,722

Agency Mortgage-Backed Securities — 7.86%
Fannie Mae S.F. 15 yr 4.50% 2/1/48	989,280	1,017,354
Fannie Mae S.F. 20 yr 4.00% 12/1/31	545,011	554,204
Fannie Mae S.F. 30 yr
2.50% 11/1/51	954,967	860,497
5.00% 6/1/52	1,970,574	2,013,509
3.00% 8/1/49	1,952,768	1,837,584
3.00% 9/1/49	1,500,390	1,411,444
3.00% 10/1/49	641,033	598,946
3.00% 1/1/50	1,761,640	1,655,022
3.50% 5/1/49	972,483	947,370
3.50% 2/1/50	1,581,920	1,546,835
5.50% 12/1/34	211,824	226,267
6.00% 4/1/39	104,225	109,760
Freddie Mac S.F.30 yr
3.00% 2/1/50	861,613	808,290
3.50% 7/1/49	1,421,904	1,383,611
4.00% 10/1/44	681,195	686,657
Total Agency Mortgage-Backed Securities (cost $16,533,645)		15,657,350

Agency Obligations — 2.72%
Federal Home Loan Banks 1.55% 8/24/35	3,750,000	2,960,401
Tennessee Valley Authority 2.875% 2/1/27	2,500,000	2,467,327
Total Agency Obligations (cost $6,244,850)		5,427,728

US Treasury Obligations — 63.73%
US Treasury Bonds
1.375% 11/15/40	1,765,000	1,271,834
1.375% 8/15/50	3,175,000	2,091,345
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Schedule of investments
Delaware Ivy Government Securities Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
1.75% 8/15/41	5,260,000	$ 4,003,148
1.875% 11/15/51	1,120,000	840,700
2.00% 11/15/41	1,925,000	1,529,623
2.00% 2/15/50	2,815,000	2,182,725
2.25% 8/15/49	3,385,000	2,779,006
2.50% 2/15/45	3,265,000	2,771,679
2.75% 8/15/42	660,000	592,737
2.875% 5/15/52	3,620,000	3,420,051
3.125% 11/15/41	3,190,000	3,064,518
US Treasury Floating Rate Notes
1.784% (USBMMY3M -0.08%) 4/30/24 •	1,985,000	1,983,646
1.844% 1/31/24 •	3,720,000	3,724,336
US Treasury Notes
0.125% 8/31/23	1,075,000	1,040,419
0.25% 8/31/25	3,305,000	3,026,786
0.50% 8/31/27	3,440,000	3,019,473
0.75% 12/31/23	3,115,000	3,013,945
0.75% 3/31/26	2,850,000	2,617,992
1.125% 2/29/28	2,900,000	2,608,188
1.125% 4/30/28	3,340,000	3,013,306
1.125% 2/15/31	6,580,000	5,655,201
1.25% 3/31/28	3,890,000	3,514,980
1.375% 11/15/31	5,000	4,338
1.50% 9/30/24	2,075,000	2,007,563
1.625% 2/15/26	3,165,000	3,009,099
1.875% 8/31/24	2,055,000	2,007,117
1.875% 2/28/29	21,270,000	19,773,621
2.00% 8/15/25	2,895,000	2,805,549
2.125% 2/29/24	1,425,000	1,405,963
2.125% 7/31/24	3,055,000	3,002,254
2.125% 5/15/25	6,195,000	6,044,723
2.25% 2/15/27	1,555,000	1,499,664
2.25% 8/15/27	505,000	485,175
2.375% 5/15/27	1,010,000	977,964
2.50% 5/31/24	6,100,000	6,045,434
2.625% 5/31/27	9,515,000	9,336,222
2.75% 5/15/25	1,520,000	1,508,481
2.875% 5/15/28	1,015,000	1,003,363
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
2.875% 5/15/32	8,390,000	$ 8,296,924
Total US Treasury Obligations (cost $134,986,811)		126,979,092
	Number of shares
Short-Term Investments — 1.33%
Money Market Mutual Fund — 1.33%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	2,639,878	2,639,878
Total Short-Term Investments (cost $2,639,878)		2,639,878

Total Value of Securities—99.90% (cost $213,002,032)		199,038,779
Receivables and Other Assets Net of Liabilities—0.10%		202,475
Net Assets Applicable to 39,364,457 Shares Outstanding—100.00%		$199,241,254
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following futures contract were outstanding at June 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
	US Treasury 10 yr Notes
14		$1,659,438	$1,668,988	9/21/22	$(9,550)	$14,219
2    NQ-IV949 [6/22] 8/22 (2383642)

(Unaudited)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented aboverepresent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
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